Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - Fair Value, Measurements, Recurring - Level 3 - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Loans Held-for-Sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		¥ 67,794	¥ 96,566	¥ 173,849
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(3,453)	(1,778)	566
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	2,679	(543)	18,937
Gains or losses (realized/ unrealized), asset, total		(774)	(2,321)	19,503
Purchases, asset	[3]	77	633	4,467
Sales, asset		(714)	0	(66,078)
Settlements, asset	[4]	(30,699)	(27,084)	(35,175)
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		35,684	67,794	96,566
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(1,221)	(708)	0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	2,679	(543)	18,937
Available-for-sale debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		217,654	319,297	243,602
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	22,401	1,336	13,906
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(10,253)	(1,437)	17,117
Gains or losses (realized/ unrealized), asset, total		12,148	(101)	31,023
Purchases, asset	[3]	138,155	99,785	68,295
Sales, asset		(1,335)	(56,749)	(15,041)
Settlements, asset	[4]	(90,621)	(144,578)	(15,400)
Transfers in and/or out of Level 3 (net), asset		0	0	6,818
Ending Balance, asset		276,001	217,654	319,297
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	21,907	370	12,918
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(8,224)	(463)	18,018
Available-for-sale debt securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		10,878	10,922	3,331
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(198)	(107)	(75)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	618	82	866
Gains or losses (realized/ unrealized), asset, total		420	(25)	791
Purchases, asset	[3]	0	0	0
Sales, asset		0	0	0
Settlements, asset	[4]	(716)	(19)	(18)
Transfers in and/or out of Level 3 (net), asset		0	0	6,818
Ending Balance, asset		10,582	10,878	10,922
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	6	(107)	(75)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	618	82	809
Available-for-sale debt securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		4,252	5,586	4,737
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	20,968	235	974
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(12,004)	(17)	1
Gains or losses (realized/ unrealized), asset, total		8,964	218	975
Purchases, asset	[3]	107,208	300	14
Sales, asset		0	(1,712)	0
Settlements, asset	[4]	(2,233)	(140)	(140)
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		118,191	4,252	5,586
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	20,968	(73)	608
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(12,004)	(17)	1
Available-for-sale debt securities | CMBS and RMBS in the Americas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		7,082	7,165	0
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	0	0	0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	59	(83)	286
Gains or losses (realized/ unrealized), asset, total		59	(83)	286
Purchases, asset	[3]	0	0	6,879
Sales, asset		0	0	0
Settlements, asset	[4]	(7,141)	0	0
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		0	7,082	7,165
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0	0	0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0	(83)	282
Available-for-sale debt securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		195,442	295,624	235,534
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	1,631	1,208	13,007
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	1,074	(1,419)	15,964
Gains or losses (realized/ unrealized), asset, total		2,705	(211)	28,971
Purchases, asset	[3]	30,947	99,485	61,402
Sales, asset		(1,335)	(55,037)	(15,041)
Settlements, asset	[4]	(80,531)	(144,419)	(15,242)
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		147,228	195,442	295,624
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	933	550	12,385
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	3,162	(445)	16,926
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		162,210	162,857	143,074
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	85,324	(8,129)	(841)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	12,598	(2,089)	18,617
Gains or losses (realized/ unrealized), asset, total		97,922	(10,218)	17,776
Purchases, asset	[3]	19,731	20,113	4,675
Sales, asset		(44,110)	(656)	(495)
Settlements, asset	[4]	(5,157)	(9,886)	(2,173)
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		230,596	162,210	162,857
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	85,082	(8,163)	(1,097)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	¥ 12,579	(2,099)	18,617
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]		Other Comprehensive Income (Loss), Net of Tax
Equity securities | Investment funds, and others
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		¥ 162,210	162,857	143,074
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	85,324	(8,129)	(841)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	12,598	(2,089)	18,617
Gains or losses (realized/ unrealized), asset, total		97,922	(10,218)	17,776
Purchases, asset	[3]	19,731	20,113	4,675
Sales, asset		(44,110)	(656)	(495)
Settlements, asset	[4]	(5,157)	(9,886)	(2,173)
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		230,596	162,210	162,857
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	85,082	(8,163)	(1,097)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	12,579	(2,099)	18,617
Derivative assets and liabilities (net)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		8,165	2,284	(7,824)
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(1,223)	5,480	10,595
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	488	401	(487)
Gains or losses (realized/ unrealized), asset, total		(735)	5,881	10,108
Purchases, asset	[3]	0	0	0
Sales, asset		0	0	0
Settlements, asset	[4]	0	0	0
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		7,430	8,165	2,284
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(1,223)	5,480	10,595
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	488	401	(487)
Derivative assets and liabilities (net) | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		8,165	2,284	(7,824)
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(1,223)	5,480	10,595
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	488	401	(487)
Gains or losses (realized/ unrealized), asset, total		(735)	5,881	10,108
Purchases, asset	[3]	0	0	0
Sales, asset		0	0	0
Settlements, asset	[4]	0	0	0
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		7,430	8,165	2,284
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(1,223)	5,480	10,595
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	488	401	(487)
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		2,586	2,786	4,676
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(2,167)	(1,027)	(2,711)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	0	0	0
Gains or losses (realized/ unrealized), asset, total		(2,167)	(1,027)	(2,711)
Purchases, asset	[3]	836	916	971
Sales, asset		0	0	0
Settlements, asset	[4]	(92)	(89)	(150)
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		1,163	2,586	2,786
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(2,167)	(1,027)	(2,711)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0	0	0
Other assets | Reinsurance recoverables
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	[5]	2,586	2,786	4,676
Gains or losses (realized/ unrealized), included in earnings, asset	[1],[5]	(2,167)	(1,027)	(2,711)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2],[5]	0	0	0
Gains or losses (realized/ unrealized), asset, total	[5]	(2,167)	(1,027)	(2,711)
Purchases, asset	[3],[5]	836	916	971
Sales, asset	[5]	0	0	0
Settlements, asset	[4],[5]	(92)	(89)	(150)
Transfers in and/or out of Level 3 (net), asset	[5]	0	0	0
Ending Balance, asset	[5]	1,163	2,586	2,786
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[5]	(2,167)	(1,027)	(2,711)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[5]	0	0	0
Policy liabilities and policy account balances
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		136,257	167,207	163,734
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	(25,594)	7,292	(30,205)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	271	(48)	(265)
Gains or losses (realized/ unrealized), liability, total		(25,323)	7,244	(30,470)
Purchases, liability	[3]	0	0	0
Sales, liability		0	0	0
Settlements, liability	[4]	(23,553)	(23,706)	(26,997)
Transfers in and/or out of Level 3 (net), liability		0	0	0
Ending Balance, liability		138,027	136,257	167,207
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(25,594)	7,292	(30,205)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	271	(48)	(265)
Policy liabilities and policy account balances | Variable annuity and variable life insurance contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability	[6]	136,257	167,207	163,734
Gains or losses (realized/ unrealized), included in earnings, liability	[1],[6]	(25,594)	7,292	(30,205)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2],[6]	271	(48)	(265)
Gains or losses (realized/ unrealized), liability, total	[6]	(25,323)	7,244	(30,470)
Purchases, liability	[3],[6]	0	0	0
Sales, liability	[6]	0	0	0
Settlements, liability	[4],[6]	(23,553)	(23,706)	(26,997)
Transfers in and/or out of Level 3 (net), liability	[6]	0	0	0
Ending Balance, liability	[6]	138,027	136,257	167,207
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[6]	(25,594)	7,292	(30,205)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[6]	271	(48)	(265)
Accounts Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		15,259	14,136	12,576
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	3,029	(1,235)	(47)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	(1,978)	112	(1,513)
Gains or losses (realized/ unrealized), liability, total		1,051	(1,123)	(1,560)
Purchases, liability	[3]	1,475	0	0
Sales, liability		0	0	0
Settlements, liability	[4]	0	0	0
Transfers in and/or out of Level 3 (net), liability		0	0	0
Ending Balance, liability		15,683	15,259	14,136
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	3,029	(1,235)	(47)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	¥ (1,978)	112	(1,513)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]		Other Comprehensive Income (Loss), Net of Tax
Accounts Payable | Contingent Consideration
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		¥ 15,259	14,136	12,576
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	3,029	(1,235)	(47)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	(1,978)	112	(1,513)
Gains or losses (realized/ unrealized), liability, total		1,051	(1,123)	(1,560)
Purchases, liability	[3]	1,475	0	0
Sales, liability		0	0	0
Settlements, liability	[4]	0	0	0
Transfers in and/or out of Level 3 (net), liability		0	0	0
Ending Balance, liability		15,683	15,259	14,136
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	3,029	(1,235)	(47)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	¥ (1,978)	¥ 112	¥ (1,513)

[1]	Principally, gains and losses from available-for-sale debt securities are included in “Finance revenues (including interest under the amortized cost method and principal plus interest)”, “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and loans held for sale, derivative assets and liabilities (net), and accounts payable are included in “Other (income) and expense” respectively.
[2]	Unrealized gains and losses from loans held for sale are included in “Net change of foreign currency translation adjustments”, unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”, unrealized gains and losses from accounts payable are included in “Net change of foreign currency translation adjustments”.
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.
[5]	“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”
[6]	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events. For the information about policy account balances for variable annuity and variable life insurance contracts and market risk benefits as of and for the fiscal year ended March 31, 2025 and 2026, see Note 24 “Long-Duration Insurance Contracts Relating to Life Insurance Operations.”